Note 5 - Accounts and Grants Receivable - Schedule of Receivables (Details) - CAD ($)	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019
Statement Line Items [Line Items]
Trade receivable	$ 918,127	$ 816,226
Government grants receivable	55,000	22,276	$ 55,000
Current Trade and Grants Receivable	$ 973,127	$ 838,502